Disclosure of financial instruments and management of financial risks - Foreign currency risk (Details) - Jun. 30, 2024 - Foreign currency risk - Cash and cash equivalents
SFr in Thousands, $ in Thousands
	USD ($)	CHF (SFr)
USD
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | $	$ 30,197
CHF
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | SFr		SFr 152